DWS VARIABLE SERIES II

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES:

                                -----------------

                     DWS Government & Agency Securities VIP
                            DWS Strategic Income VIP

Effective March 4, 2010, Matthew F. MacDonald will no longer serve as a portfolio manager of the above-listed portfolios. All references to Mr. MacDonald are hereby deleted.

DWS Government & Agency Securities VIP only:

The following person is added to the portfolio management team, as reflected in the "Portfolio management" section of the portfolio's prospectuses:

  Ohn Choe, CFA
  Associate of Deutsche Asset Management and Portfolio
  Manager of the portfolio.
    o Portfolio Manager for Retail Fixed Income: New York.
    o Joined Deutsche Asset Management in 2005 and the portfolio in 2010.
    o BSBA, Georgetown University.









               Please Retain This Supplement for Future Reference


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

March 4, 2010
DGAS-3600